4 Segment information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total assets	R$ 4,793,093		R$ 2,912,453
Current assets	1,405,501		1,111,765
Non-current assets	3,387,592		1,800,688
Total liabilities and equity	4,793,093		2,912,453
Current liabilities	589,379		333,229
Non-current liabilities	1,369,934		465,498
Equity	2,833,780		2,113,726		R$ 590,354	R$ 46,762
Investments in associate	51,410		45,634
Capital expenditures	109,481	[1]	175,709	[2]
Operating segments [member] | Business unit one [member]
Disclosure of operating segments [line items]
Total assets	4,541,988		2,714,161
Current assets	1,280,342		1,026,857
Non-current assets	3,261,646		1,687,304
Total liabilities and equity	4,541,988		2,714,161
Current liabilities	522,522		312,303
Non-current liabilities	1,261,894		360,005
Equity	2,757,572		2,041,853
Investments in associate	51,410		45,634
Capital expenditures	82,916	[1]	167,427	[2]
Operating segments [member] | Business unit two [member]
Disclosure of operating segments [line items]
Total assets	251,220		199,285
Current assets	125,274		85,901
Non-current assets	125,946		113,384
Total liabilities and equity	251,220		199,285
Current liabilities	66,972		21,919
Non-current liabilities	108,040		105,493
Equity	76,208		71,873
Investments in associate
Capital expenditures	26,565	[1]	8,282	[2]
Operating segments [member] | Total reportable segments [member]
Disclosure of operating segments [line items]
Total assets	4,793,208		2,913,446
Current assets	1,405,616		1,112,758
Non-current assets	3,387,592		1,800,688
Total liabilities and equity	4,793,208		2,913,446
Current liabilities	589,494		334,222
Non-current liabilities	1,369,934		465,498
Equity	2,833,780		2,113,726
Investments in associate	51,410		45,634
Capital expenditures	109,481	[1]	175,709	[2]
Elimination inter-segment transactions [member]
Disclosure of operating segments [line items]
Total assets	(115)		(993)
Current assets	(115)		(993)
Non-current assets
Total liabilities and equity	(115)		(993)
Current liabilities	(115)		(993)
Non-current liabilities
Equity
Investments in associate
Capital expenditures		[1]		[2]

[1]	Capital expenditures consider the acquisitions of property and equipment and intangible assets.
[2]	Capital expenditures consider the acquisitions of property and equipment and intangible assets, including the acquisition of IPEC licenses in the amount of R$ 108,000 (R$ 54,000 paid and included in the acquisition of intangible assets in the cash flows used in investing activities) as described in Note 11.